Loans (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
Loans [Abstract]
Interest expense debt	¥ 2,578,165	$ 16,736	¥ 1,196,881